Appendix 2.1 Summary of Trade Receivables by Time in Arrears (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 2,576,458	$ 2,264,869
Impairment provision, Trade receivables current	(642,587)	(752,600)
Trade receivables, Non-current	99,876	171,513
Impairment provision, Trade receivables non-current	(22,552)
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,219,045	3,017,469
Trade receivables, Non-current	122,428	171,513
Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,628,607	1,516,824
Impairment provision, Trade receivables current	(6,115)	(41,013)
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,634,722	1,557,837
1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	382,833	309,602
Impairment provision, Trade receivables current	(3,785)	(12,850)
1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	386,618	322,452
31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	117,537	97,768
Impairment provision, Trade receivables current	(7,314)	(13,486)
31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	124,851	111,254
61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	51,447	45,186
Impairment provision, Trade receivables current	(6,936)	(11,169)
61-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	58,383	56,355
91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	39,330	44,821
Impairment provision, Trade receivables current	(7,352)	(13,552)
91-120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	46,682	58,373
121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	30,152	56,497
Impairment provision, Trade receivables current	(8,294)	(12,538)
121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	38,446	69,035
151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	25,969	31,998
Impairment provision, Trade receivables current	(10,028)	(13,862)
151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	35,997	45,860
181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	19,991	10,801
Impairment provision, Trade receivables current	(40,989)	(31,538)
181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	60,980	42,339
211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	20,795	9,282
Impairment provision, Trade receivables current	(25,360)	(21,768)
211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	46,155	31,050
More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	46,440	48,890
Impairment provision, Trade receivables current	(57,253)	(74,565)
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	103,693	123,455
More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	213,357	93,200
Impairment provision, Trade receivables current	(469,161)	(506,259)
More than 365 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	682,518	599,459
Trade Receivables, Generation and Transmission [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	421,110	558,913
Impairment provision, Trade receivables current	(9,770)	(75,840)
Trade receivables, Non-current	90	57,636
Trade Receivables, Generation and Transmission [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	115,944	107,298
Trade receivables, Non-current	9
Trade Receivables, Generation and Transmission [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	138,566	149,070
Trade receivables, Non-current		57,610
Trade Receivables, Generation and Transmission [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	166,600	302,545
Trade receivables, Non-current	81	26
Trade Receivables, Generation and Transmission [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	212,248	192,963
Trade Receivables, Generation and Transmission [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	208,862	365,950
Trade receivables, Non-current	89	57,636
Trade Receivables, Generation and Transmission [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	343,351	301,319
Impairment provision, Trade receivables current	5,124	(8,511)
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	88,188	70,039
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	138,566	149,070
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	116,597	82,210
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	212,248	192,963
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	131,103	108,356
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	17,089	24,816
Impairment provision, Trade receivables current	(16)
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	16,659	24,111
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	430	705
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	17,089	24,816
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,196	10,407
Impairment provision, Trade receivables current	(178)
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,975	8,111
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	221	2,296
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,196	10,407
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	184	3,145
Impairment provision, Trade receivables current	(30)
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	30	177
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	154	2,968
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	184	3,145
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	856	9,996
Impairment provision, Trade receivables current	(42)
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	42	398
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	814	9,598
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	856	9,996
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	32	33,373
Impairment provision, Trade receivables current	(28)
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	28	44
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4	33,329
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	32	33,373
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	47	11,385
Impairment provision, Trade receivables current	(39)
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	42	73
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	5	11,312
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	47	11,385
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	89	3,559
Impairment provision, Trade receivables current		(450)
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current		393
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	89	3,166
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	89	3,559
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	629	2,096
Impairment provision, Trade receivables current	(2)	(1)
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	2	929
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	627	1,167
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	629	2,096
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,354	25,624
Impairment provision, Trade receivables current	(2,973)	(3,137)
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,973	3,023
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,381	22,601
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,354	25,624
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	44,283	133,193
Impairment provision, Trade receivables current	(11,586)	(63,741)
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	5
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	44,278	133,193
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	44,283	133,193
Trade Receivables Distribution [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,797,935	2,458,556
Impairment provision, Trade receivables current	(632,817)	(676,760)
Trade receivables, Non-current	122,338	113,877
Impairment provision, Trade receivables non-current	(22,552)
Trade Receivables Distribution [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	684,522	521,847
Trade receivables, Non-current	15,956	13,678
Trade Receivables Distribution [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	331,472	330,704
Trade receivables, Non-current	71,802	70,988
Trade Receivables Distribution [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,781,941	1,606,005
Trade receivables, Non-current	34,580	29,211
Trade Receivables Distribution [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	554,064	613,168
Trade Receivables Distribution [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,243,871	1,845,388
Trade receivables, Non-current	122,338	113,877
Trade Receivables Distribution [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,291,371	1,256,518
Impairment provision, Trade receivables current	(11,239)	(32,502)
Trade Receivables Distribution [Member] | Current [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	415,100	303,775
Trade Receivables Distribution [Member] | Current [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	155,253	138,539
Trade Receivables Distribution [Member] | Current [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	721,018	814,204
Trade Receivables Distribution [Member] | Current [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	554,064	613,168
Trade Receivables Distribution [Member] | Current [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	737,307	643,350
Trade Receivables Distribution [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	369,529	297,636
Impairment provision, Trade receivables current	(3,769)	(12,850)
Trade Receivables Distribution [Member] | 1-30 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	76,194	66,027
Trade Receivables Distribution [Member] | 1-30 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	34,664	31,674
Trade Receivables Distribution [Member] | 1-30 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	258,671	199,935
Trade Receivables Distribution [Member] | 1-30 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	369,529	297,636
Trade Receivables Distribution [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	116,655	100,847
Impairment provision, Trade receivables current	(7,136)	(13,486)
Trade Receivables Distribution [Member] | 31-60 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	16,643	16,102
Trade Receivables Distribution [Member] | 31-60 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,742	14,643
Trade Receivables Distribution [Member] | 31-60 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	87,270	70,102
Trade Receivables Distribution [Member] | 31-60 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	116,655	100,847
Trade Receivables Distribution [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	58,199	53,210
Impairment provision, Trade receivables current	(6,906)	(11,169)
Trade Receivables Distribution [Member] | 61-90 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,992	8,287
Trade Receivables Distribution [Member] | 61-90 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	9,993	9,277
Trade Receivables Distribution [Member] | 61-90 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	39,214	35,646
Trade Receivables Distribution [Member] | 61-90 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	58,199	53,210
Trade Receivables Distribution [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,826	48,377
Impairment provision, Trade receivables current	(7,310)	(13,552)
Trade Receivables Distribution [Member] | 91-120 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,701	5,207
Trade Receivables Distribution [Member] | 91-120 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,431	12,770
Trade Receivables Distribution [Member] | 91-120 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	31,694	30,400
Trade Receivables Distribution [Member] | 91-120 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,826	48,377
Trade Receivables Distribution [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	38,414	35,662
Impairment provision, Trade receivables current	(8,266)	(12,538)
Trade Receivables Distribution [Member] | 121-150 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,947	4,561
Trade Receivables Distribution [Member] | 121-150 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,258	4,751
Trade Receivables Distribution [Member] | 121-150 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	25,209	26,350
Trade Receivables Distribution [Member] | 121-150 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	38,414	35,662
Trade Receivables Distribution [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	35,950	34,475
Impairment provision, Trade receivables current	(9,989)	(13,862)
Trade Receivables Distribution [Member] | 151-180 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,194	3,371
Trade Receivables Distribution [Member] | 151-180 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	6,610	5,660
Trade Receivables Distribution [Member] | 151-180 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	25,146	25,444
Trade Receivables Distribution [Member] | 151-180 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	35,950	34,475
Trade Receivables Distribution [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	60,891	38,780
Impairment provision, Trade receivables current	(40,989)	(31,088)
Trade Receivables Distribution [Member] | 181-210 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	7,462	4,261
Trade Receivables Distribution [Member] | 181-210 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,937	5,084
Trade Receivables Distribution [Member] | 181-210 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	47,492	29,435
Trade Receivables Distribution [Member] | 181-210 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	60,891	38,780
Trade Receivables Distribution [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,526	28,954
Impairment provision, Trade receivables current	(25,358)	(21,767)
Trade Receivables Distribution [Member] | 211-250 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,329	2,836
Trade Receivables Distribution [Member] | 211-250 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	9,099	13,248
Trade Receivables Distribution [Member] | 211-250 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	31,098	12,870
Trade Receivables Distribution [Member] | 211-250 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,526	28,954
Trade Receivables Distribution [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	97,339	97,831
Impairment provision, Trade receivables current	(54,280)	(71,428)
Trade Receivables Distribution [Member] | More than 251 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	18,712	10,309
Trade Receivables Distribution [Member] | More than 251 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	15,028	38,479
Trade Receivables Distribution [Member] | More than 251 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	63,599	49,043
Trade Receivables Distribution [Member] | More than 251 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	97,339	97,831
Trade Receivables Distribution [Member] | More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	638,235	466,266
Impairment provision, Trade receivables current	(457,575)	(442,518)
Trade Receivables Distribution [Member] | More than 365 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	118,248	97,111
Trade Receivables Distribution [Member] | More than 365 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	68,457	56,579
Trade Receivables Distribution [Member] | More than 365 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	451,530	312,576
Trade Receivables Distribution [Member] | More than 365 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 638,235	$ 466,266